    As filed with the Securities and Exchange Commission on November 30, 2001

                                                     1933 Act File No. 333-88343
                                                     1940 Act File No. 811-09603

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                  Pre-Effective Amendment No.                                [ ]
                                                     --------
                  Post-Effective Amendment No.          3                    [X]
                                                     --------

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                  Amendment No.                          3
                                                     --------
                        (Check appropriate box or boxes.)

                        AMERICAN AADVANTAGE SELECT FUNDS
               (Exact name of Registrant as Specified in Charter)
                       4333 Amon Carter Boulevard. MD 5645
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

                  Approximate Date of Proposed Public Offering December 1, 2001
                                                               ----------------

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on December 1, 2001 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Select Funds, the feeder trust.

                        AMERICAN AADVANTAGE SELECT FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Prospectus

                  Statement of Additional Information

                  Part C

                  Signature Pages

                  Exhibits



         The purposes of this Post-Effective Amendment to the Trust's Registration Statement are to 1) register shares of a new series of the Trust, the American AAdvantage U.S. Government Money Market Select Fund, 2) change the name of the Trust from American Select Funds to American AAdvantage Select Funds and 3) change the name of the American Select Cash Reserve Fund to the American AAdvantage Money Market Select Fund.

               [LOGO]

             PROSPECTUS
          DECEMBER 1, 2001

     AMERICAN SELECT FUNDS LOGO

------------------------------------------
---------------------------------------------------

                                        AMERICAN AADVANTAGE MONEY MARKET SELECT
                                                         FUND

                                       AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY
                                                  MARKET SELECT FUND

                                                       The Securities and Exchange Commission
                                                       does not guarantee that the information in
                                                       this Prospectus or any other mutual fund's
                                                       prospectus is accurate or complete, nor
                                                       does it judge the investment merit of
                                                       these Funds. To state otherwise is a
    MANAGED BY AMR INVESTMENT SERVICES, INC.           criminal offense.


EAGLE LOGO

     TABLE OF CONTENTS

    About the Funds
    Overview....................................................    2
    Money Market Select Fund....................................    3
    U.S. Government Money Market Select Fund....................    7
    The Manager.................................................   10
    Valuation of Shares.........................................   11
    About Your Investment
    Purchase and Redemption of Shares...........................   12
    Distributions and Taxes.....................................   15
    Additional Information
    Distribution of Fund Shares.................................   16
    Master-Feeder Structure.....................................   16
    Financial Highlights........................................   17
    Additional Information.................................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------

The American AAdvantage Money Market Select Fund and the American AAdvantage U.S. Government Money Market Select Fund (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust (the "AMR Trust"), which has an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET SELECT FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed during the past year. The Fund's performance, as shown below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this prospectus. The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Portfolio. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown below from that date through December 31, 2000 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period. Past performance is


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-231-4252 to obtain the Fund's current seven-day yield.

                                    [GRAPH]



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

91..........................................................   6.77%
92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.22%
95..........................................................   6.04%
96..........................................................   5.50%
97..........................................................   5.64%
98..........................................................   5.56%
99..........................................................   5.18%
00..........................................................   6.58%

Highest Quarterly Return:               1.69%
  (1/1/91 through 12/31/00)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.80%
  (1/1/91 through 12/31/00)    (2nd & 4th Quarter 1993)
                                  (1st Quarter 1994)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/00
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
Money Market Select Fund...................................  6.58%      5.69%      5.27%


--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Select Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.05
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.15%
                                                              ====
Expense Reimbursement.......................................  0.03(2)
Net Expenses................................................  0.12%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.12%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through December 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $12
3 YEARS.................................................   $45
5 YEARS.................................................   $82
10 YEARS................................................  $189


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

U.S. GOVERNMENT
MONEY MARKET SELECT FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Currently, the Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Select Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.01(2)
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.11%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the AMR Trust.

(2) Other Expenses are based on estimates for the current fiscal year.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $11
3 YEARS.................................................   $35


Performance of Similar AAdvantage Fund
--------------------------------------

Shares of the American AAdvantage U.S. Government Money Market Select Fund were not offered prior to December 1, 2001. The performance in the chart and table below is that of the American AAdvantage U.S. Government Money Market Fund -- Institutional Class ("AAdvantage Fund"), a substantially similar fund managed by the Manager that began offering its shares on March 2, 1992 and that also invests in the

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio. Because the AAdvantage Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized during this period. The AAdvantage Fund is not offered in this Prospectus. The bar chart below provides an indication of risk by showing how the AAdvantage Fund's performance has varied from year to year. The data shown below reflects the total return for the periods shown, reduced by the actual expenses of the AAdvantage Fund. The performance of the AAdvantage Fund is not the performance of the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-231-4252 to obtain the Fund's current seven-day yield.

                                    [GRAPH]



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................  3.05%
94..........................................................  4.09%
95..........................................................  5.72%
96..........................................................  5.23%
97..........................................................  5.41%
98..........................................................  5.40%
99..........................................................  5.06%
00..........................................................  6.31%

Highest Quarterly Return:               1.62%
  (1/1/93 through 12/31/00)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.74%
  (1/1/93 through 12/31/00)       (4th Quarter 1993)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             ------------------------------
                                                                     AS OF 12/31/00
                                                             ------------------------------
                                                                                    SINCE
                                                                                  INCEPTION
                                                             1 YEAR    5 YEARS    (3/2/92)
                                                             ------    -------    ---------
AADVANTAGE FUND............................................  6.31%      5.48%       4.89%


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

The Manager
-----------

The American AAdvantage Select Funds (the "Trust") have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of October 31, 2001, the Manager had approximately $33.8 billion of assets under management, including approximately $21.9 billion under active management and $11.9 billion as named fiduciary or financial adviser. Of the total, approximately $15.2 billion of assets are related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Trust and the AMR Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The Funds are not open and no NAV is calculated on Columbus Day and Veterans Day.


--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Fund shares are offered to the tax-exempt retirement and benefit plans of AMR Corporation and its affiliates and other institutional investors, including:

- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (Code);

- qualified pension and profit sharing plans;

- corporations; and

- other investors who meet the initial investment requirement.

An initial investment of at least $100 million is required for the Money Market Select Fund. The U.S. Government Money Market Select Fund has an initial investment requirement of $10 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Purchase Policies
-----------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of each Fund are offered and purchase orders accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, if earlier) on each day on which the Exchange is open for trading. In addition, shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day. If a purchase order is received in good order prior to a Fund's deadline, the purchase price will be the NAV per share next determined on that day. Wire transfers to purchase shares must be drawn in U.S. dollars on a U.S. bank.

--------------------------------------------------------------------------------

About Your Investment                  12                             Prospectus

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by calling (800) 967-9009.

Complete the application, sign it and:

                                    Mail to:
                        American AAdvantage Select Funds
                                P.O. Box 619003
                           DFW Airport, TX 75261-9003

                                   or Fax to:

                                 (817) 931-8803
Redemption Policies
-------------------

Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. For assistance with completing a redemption request, please call (800) 231-4252. Proceeds from redemptions requested by 2:00 p.m. Eastern Time generally will be wired to shareholders on the same day. In any event, proceeds from a redemption order will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. The redemption price will be the NAV next determined after a redemption order is received in good order.

Each Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.


--------------------------------------------------------------------------------

Prospectus                             13                  About Your Investment

HOW TO PURCHASE SHARES

To Make an Initial Purchase                          To Add to an Existing Account
------------------------------------------------------------------------------------------
By Wire

If your account has been established, you     Call (800) 231-4252 to purchase shares by
may call (800) 231-4252 to purchase shares    wire. Send a bank wire to State Street Bank
by wire. Send a bank wire to State Street     & Trust Co. with these instructions:
Bank & Trust Co. with these instructions:
                                              - ABA# 0110-0002-8; AC-9905-342-3,
- ABA# 0110-0002-8; AC-9905-342-3,            - Attn: American AAdvantage Select Funds,
- Attn: American AAdvantage Select Funds,     - the Fund name, Fund number, and
- the Fund name, Fund number, and             - shareholder's account number and
- account number and registration.            registration.

HOW TO REDEEM SHARES

Method                                                  Additional Instructions
------------------------------------------------------------------------------------------
By Telephone

Call (800) 231-4252 to request a redemption.  Proceeds from redemptions placed by telephone will generally be transmitted by
                                              wire only, as instructed on the application
                                              form.

By Mail

Write a letter of instruction including:      - Other supporting documents may be required
                                                for estates, trusts, guardianships,
- the Fund name, Fund number,                   custodians, corporations, and welfare,
- the shareholder account number,             pension and profit sharing plans. Call (800)
- the number of shares or dollar amount to    231-4252 for instructions.
  be redeemed,                                - Proceeds will only be mailed to the
- and the authorized signature(s) of all      account address of record or transmitted by
  persons required to sign for the account.     wire to a commercial bank account
- A signature guarantee is required.            designated on the account application
                                              form.

Mail the letter to:
American AAdvantage Select Funds
P.O. Box 219643
Kansas City, MO 64121-9643


--------------------------------------------------------------------------------

About Your Investment                  14                             Prospectus

General Policies
----------------

If a shareholder's account balance in either Fund falls below $2 million, the shareholder may be asked to increase the balance. If the account balance remains below $2 million after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Funds also reserve the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

Distributions and Taxes
-----------------------

Each Fund intends to distribute most or all of its net earnings in the form of monthly dividends from net investment income and distributions of realized net capital gains. Usually, any dividends and distributions of realized net short-term capital gains are taxable as ordinary income. Distributions by a Fund of any realized net long-term capital gains are taxable to its shareholders as long-term capital gains regardless of how long an investor has been a shareholder. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders on the first business day after the month ends.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.


--------------------------------------------------------------------------------

Prospectus                             15                  About Your Investment

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The Funds do not incur any direct distribution expenses. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreement to be used for the sale and distribution of Fund shares. In the event a Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure
-----------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        [MASTER-FEEDER STRUCTURE GRAPH]

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified

--------------------------------------------------------------------------------

Additional Information                 16                             Prospectus
portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
--------------------

Financial highlights are not available for the U.S. Government Money Market Select Fund, because as of the date of this Prospectus, it had not commenced active operations.

The financial highlights tables are intended to help you understand the Money Market Select Fund's financial performance for the period of its operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Money Market Select Fund (assuming reinvestment of all dividends and distributions). The Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Money Market Select Fund is found in its Annual Report, which you may obtain upon request.

                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
      AMERICAN AADVANTAGE MONEY MARKET SELECT FUND(A)               2001             2000
      -----------------------------------------------         ----------------   ------------
                                                                (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net asset value, beginning of period........................     $     1.00       $     1.00
                                                                 ----------       ----------
  Net investment income(B)..................................           0.03             0.06
  Less dividends from net investment income.................          (0.03)           (0.06)
                                                                 ----------       ----------
Net asset value, end of period..............................     $     1.00       $     1.00
                                                                 ==========       ==========
Total return................................................           2.63%(C)         6.58%
                                                                 ==========       ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................     $8,145,741       $2,227,985
  Ratios to average net assets (annualized)(B):
    Expenses................................................           0.12%            0.12%
    Net investment income...................................           5.01%            6.47%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager...................           0.02%            0.03%

(A) Prior to November 30, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

(C) Not annualized.

--------------------------------------------------------------------------------

Prospectus                             17                 Additional Information

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 231-4252.

 ANNUAL REPORT/SEMI-ANNUAL REPORT

 The Money Market Select Fund's Annual and Semi-Annual Reports list the Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund's performance.

 STATEMENT OF ADDITIONAL INFORMATION

 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

                                     BY TELEPHONE:
                      [LOGO]         Call (800) 231-4252

                                     BY MAIL:
                                     American AAdvantage Select Funds
                      [LOGO]         P.O. Box 619003
                                     DFW Airport, TX 75261-9003

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

    ------------------------------------------------------------------------

                    [AMERICAN AADVANTAGE SELECT FUNDS LOGO]

                            SEC File Number 811-9603

American Airlines is not responsible for investments made in the American AAdvantage Select Funds. American AAdvantage Select Funds is a service mark of AMR Corporation. American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                AMERICAN AADVANTAGE MONEY MARKET SELECT FUND(SM)
        AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET SELECT FUND(SM)

                                DECEMBER 1, 2001

       The American AAdvantage Money Market Select Fund (formerly known as the American Select Cash Reserve Fund prior to November 30, 2001) and the American AAdvantage U.S. Government Money Market Select Fund (collectively, the "Funds") are separate investment portfolios of the American AAdvantage Select Funds (the "Select Trust"). The Select Trust is a no load, open-end, diversified management investment company that was known as the American Select Funds prior to November 30, 2001. The Select Trust was organized as a Massachusetts business trust on August 18, 1999. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy.

       Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio ("Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the Fund. The American AAdvantage Money Market Select Fund ("Money Market Select Fund") invests all of its investable assets in the Money Market Portfolio of the AMR Trust. The American AAdvantage U.S. Government Money Market Select Fund ("Government Select Fund") invests all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust.

       This Statement of Additional Information ("SAI") should be read in conjunction with the Funds' prospectus dated December 1, 2001 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 231-4252. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks.....................................2

Investment Restrictions...........................................................2

Trustees and Officers of the Select Trust and the AMR Trust.......................4

Code of Ethics....................................................................6

Control Persons and 5% Shareholders...............................................7

Management, Administrative Services and Distribution Fees.........................7

Other Service Providers...........................................................7

Portfolio Securities Transactions.................................................7

Redemptions in Kind...............................................................8

Net Asset Value...................................................................8

Tax Information...................................................................8

Yield and Total Return Quotations.................................................9

Description of the Select Trust..................................................10

Other Information................................................................11

Financial Statements.............................................................16

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The Funds may:

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. AMR Investment Services, Inc. (the "Manager") receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, if applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). A Fund will not invest more than 10% of its respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust's Board of Trustees ("AMR Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

       Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

       All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the Select Trust's Board of Trustees ("Select Trust Board").

       In addition to the investment limitations noted in the Prospectus, the following restrictions have been adopted by each Portfolio and may be changed with respect to such Portfolio only by the majority vote of the Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to a Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the shareholders not voting will be voted by the Select Trust Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio may:

       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

       2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

       3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

       4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that a Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

       5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

       6. Issue senior securities except that a Portfolio may engage in when-issued and forward commitment securities transactions.

       7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

       8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.

       9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except, with respect to the Money Market Portfolio, the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

       The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

       The following non-fundamental investment restrictions apply to the Funds and the Portfolios and may be changed with respect to a Fund by a vote of a majority of the Select Trust Board or, with respect to a Portfolio, by a vote of a majority of the AMR Trust Board. The Funds and Portfolios may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

       The Funds or Portfolios may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. However, pursuant to exemptive relief granted by the SEC, the Money Market Select Fund or Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, and the Government Select Fund or U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. The Funds or Portfolios may incur duplicate advisory or management fees when investing in another mutual fund.

           TRUSTEES AND OFFICERS OF THE SELECT TRUST AND THE AMR TRUST

       The Select Trust Board and the AMR Trust Board provide broad supervision over the Select Trust's affairs. The Manager is responsible for the management and the administration of the Select Trust's assets, and the Select Trust's officers are responsible for the Select Trust's operations. The Trustees and officers of the Select Trust and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                                       POSITION WITH
NAME, AGE AND ADDRESS                  THE TRUSTS         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                  ----------         ----------------------------------------
William F. Quinn* (53)                 Trustee and        President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                       President          American Airlines Employees Federal Credit Union (1989-Present);
                                                          Director, Crescent Real Estate Equities, Inc. (1994-Present); Vice
                                                          Chairman, United Way of Tarrant County, Texas (1988-Present); Director,
                                                          Southern Methodist University Cox School of Business (1999-Present);
                                                          Director, Southern Methodist University Endowment Fund Advisory Board
                                                          (1996-Present); Member, New York Stock Exchange Pension Manager's
                                                          Advisory Committee (1997-1998, 2000-Present); Trustee, American
                                                          AAdvantage Funds (1987-Present); Trustee, American AAdvantage Mileage
                                                          Funds (1995-Present).

Alan D. Feld (65)                      Trustee            Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present)#;
1700 Pacific Avenue                                       Director, Clear Channel Communications (1984-Present); Director,
Suite 4100                                                CenterPoint Properties, Inc. (1994-Present); Trustee, American
Dallas, Texas  75201                                      AAdvantage Funds (1996-Present); Trustee, American AAdvantage
                                                          Mileage Funds (1996-Present).

                                       POSITION WITH
NAME, AGE AND ADDRESS                  THE TRUSTS         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                  ----------         ----------------------------------------
Ben J. Fortson (69)                    Trustee            President and CEO, Fortson Oil Company (1958-Present); Director,
301 Commerce Street                                       Kimbell Art Foundation (1964-Present); Director, Burnett
Suite 3301                                                Foundation (1987-Present); Honorary Trustee, Texas Christian
Fort Worth, Texas  76102                                  University (1986-Present); Trustee, American AAdvantage Funds
                                                          (1996-Present); Trustee, American AAdvantage Mileage Funds
                                                          (1996-Present).

Dee J. Kelly, Jr. (41)                 Trustee            Partner, Kelly, Hart & Hallman (1985-Present)+; Trustee, American
201 Main Street, Suite 2500                               AAdvantage Funds (2001-Present); Trustee, American AAdvantage
Fort Worth, Texas 76102                                   Mileage Funds (2001-Present).

Stephen D. O'Sullivan* (66)            Trustee            Consultant (1994-Present); Vice President and Controller,
                                                          American Airlines, Inc. (1985-1994); Trustee, American AAdvantage
                                                          Funds (1987-Present); Trustee, American AAdvantage Mileage Funds
                                                          (1995-Present).

R. Gerald Turner (56)                  Trustee            President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                  ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                  (1996-Present); Director, California Federal Preferred Capital
Dallas, Texas 75275                                       Corp. (2001-Present); Member, United Way of Dallas Board of Directors;
                                                          Member, Salvation Army of Dallas Board of Directors; Member, Methodist
                                                          Hospital Advisory Board; Member, Knight Commission on Intercollegiate
                                                          Athletics; Member, National Association of Independent Colleges and
                                                          Universities Board of Directors; Trustee, American AAdvantage Funds
                                                          (2001-Present); Trustee, American AAdvantage Mileage Funds
                                                          (2001-Present).

Kneeland Youngblood (45)               Trustee            Managing Partner, Pharos Capital Group, L.L.C. (a private equity
100 Crescent Court                                        firm) (1998-Present); Trustee, Teachers Retirement System of Texas
Suite 1740                                                (1993-Present); Director, United States Enrichment Corporation
Dallas, Texas  75201                                      (1993-1998), Director, Just For the Kids (1995-Present); Director,
                                                          Starwood Financial Trust (1998-Present); Member, Council on Foreign
                                                          Relations (1995-Present); Trustee, American AAdvantage Funds
                                                          (1996-Present); Trustee, American AAdvantage Mileage Funds
                                                          (1996-Present).

Nancy A. Eckl (39)                     Vice President     Vice President, Trust Investments, AMR Investment Services, Inc.
                                                          (December 1990-Present).

Michael W. Fields (47)                 Vice President     Vice President, Fixed Income Investments, AMR Investment
                                                          Services, Inc. (August 1988-Present).

Barry Y. Greenberg (38)                Vice President     Vice President, Legal and Compliance, AMR Investment Services,
                                       and Assistant      Inc. (1995-Present); Branch Chief (1992-1995) and Staff Attorney
                                       Secretary          (1988-1992), Securities and Exchange Commission.

Rebecca L. Harris (35)                 Treasurer          Vice President, Finance (1995-Present), Controller (1991-1995),
                                                          AMR Investment Services, Inc.

John B. Roberson (43)                  Vice President     Vice President, Director of Sales, AMR Investment Services, Inc.
                                                          (1991-Present).

Robert J. Zutz (48)                    Secretary          Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
Washington, D.C. 20036

* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the Select Trust and the AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Select Trust that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

+ The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Select Trust that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.

       All Trustees and officers as a group own less than 1% of the outstanding shares of either Fund.

       As compensation for their services to the Select Trust, the AMR Trust, the American AAdvantage Funds and the American AAdvantage Mileage Funds (collectively, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to March 1, 2000, the Trusts compensated Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Beginning March 1, 2000, Mr. O'Sullivan receives an annual retainer of $20,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. The Select Trust and the AMR Trust each pay its proportionate share of the Trustees' compensation. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                        Aggregate         Pension or Retirement          Total
                                      Compensation         Benefits Accrued as        Compensation
                                        From the            Part of the Select       From the Trusts
Name of Trustee                       Select Trust           Trust's Expenses          (37 Funds)
---------------                       ------------        ---------------------      ---------------
William F. Quinn                           $0                      $0                       $0
Alan D. Feld                             $10,268                   $0                    $63,782
Ben J. Fortson                           $2,308                    $0                    $14,338
Dee J. Kelly, Jr.*                         $23                     $0                      $142
Stephen D. O'Sullivan                    $4,628                    $0                    $28,750
R. Gerald Turner*                         $189                     $0                     $1,176
Kneeland Youngblood                      $10,391                   $0                    $64,550

* Messrs. Kelly and Turner were elected as Trustees in August 2001.

       The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who (a) has served on the Board of one or more Trusts and affiliated trusts for at least 5 years and (b) has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board for at least 10 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period equal to the number of years that such person served as a Trustee to a Trust for up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

       During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

       The Manager and the Select Trust have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

       There are no persons deemed to control the Money Market Select Fund by virtue of their ownership of more than 25% of the outstanding shares of the Fund as of October 31, 2001. The Manager is deemed to control the Government Select Fund by virtue of its ownership of more than 25% of the outstanding shares of the Fund as of November 30, 2001. The following persons own 5% or more of the outstanding shares of the Money Market Select Fund as of October 31, 2001:

                  Strafe & Co.*......................................................................7.6%*
                  1111 Polaris Parkway
                  P.O. Box 710211
                  Columbus, OH 43271-0211

                  American Airlines Inc...............................................................7.3%
                  4333 Amon Carter Blvd., MD 5645
                  Fort Worth, TX 76155

                  Boston Safe Deposit/Mellon Securities Lending*.....................................5.8%*
                  2 Mellon Bank Ctr., Room 600
                  Pittsburgh, PA 15259

                  US Bank*...........................................................................5.0%*
                  601 2nd Ave. S
                  Minneapolis, MN 55402

                  * Denotes record owner of Fund shares only

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for providing the Select Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager also provides the Select Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

               o  complying with reporting requirements;
               o  corresponding with shareholders;
               o maintaining internal bookkeeping, accounting and auditing services and records; and
               o supervising the provision of services to the Trusts by third parties.

       The following amounts represent management fees paid to the Manager based on total Money Market Portfolio assets, including Funds and classes of shares not included in this SAI. Management fees for the fiscal year ended December 31, 2000 were approximately $4,361,000.

       SWS Financial Services, located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares, and as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the Select Trust, the American AAdvantage Funds and the American AAdvantage Mileage Funds.

                             OTHER SERVICE PROVIDERS

         The transfer agent for the Select Trust is State Street Bank & Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as the custodian for the Portfolios and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, located in Dallas, Texas.

                        PORTFOLIO SECURITIES TRANSACTIONS

         In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to a Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available.

                               REDEMPTIONS IN KIND

       Although each Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.

                                 NET ASSET VALUE

       It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by a Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires a Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. A Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Corporation ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Long-Term Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

       To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("IRS Code"), each Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

       o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income;

       o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

       o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) ("Distribution Requirement").

       A Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIOS

       Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, a Portfolio is not or should not be subject to federal income tax; instead, each investor in the Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

       Because, as noted above, a Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of the Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that the Funds will be able to satisfy all those requirements.

       Distributions to a Fund from a Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in a Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

       This is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

       The Money Market Select Fund commenced operations on December 31, 1999, and the Government Select Fund commenced operations on December 1, 2001. Performance advertised for the Money Market Select Fund represents the total returns achieved by the Institutional Class of the American AAdvantage Money Market Fund ("AAdvantage Money Fund") from its inception on 9/1/87 through the 12/31/99 inception date of the Money Market Select Fund. Performance advertised for the Government Select Fund represents the total returns achieved by the Institutional Class of the American AAdvantage U.S. Government Money Market Fund ("AAdvantage Government Fund") from its inception on 3/2/92 through the 12/1/01 inception date of the Government Select Fund. The AAdvantage Money Fund and AAdvantage Government Fund are substantially similar funds managed by the Manager and that invest in the same corresponding Portfolios as the Funds. Expenses of the Funds are different from those of the AAdvantage Funds, and therefore, total returns for the Funds would vary from the returns shown had they been in operation since inception of the AAdvantage Funds. A portion of the fees of the Money Market Select Fund has been waived since its 12/31/99 inception.

       A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by a Fund, and the Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

       The yield of a Fund may be calculated in one of two ways:

       (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

       (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

            EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)(365/7)] - 1

       The current daily yield for the Money Market Select Fund as of June 30, 2001 was 4.13%. The current and effective yields for the Money Market Select Fund for the seven-day period ended June 30, 2001 were 4.14% and 4.22%, respectively. Prior to fee waivers, the current daily yield, current seven-day yield, and effective seven-day yield for the Money Market Select Fund would have been 4.11%, 4.12% and 4.20%. Yields are not available for the Government Select Fund, because it did not commence operations until December 1, 2001.

       The advertised total return for a Fund would be calculated by equating an initial amount invested in the Fund to the ending redeemable value, according to the following formula:

                                P(1 + T)(N)= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

       Based on this formula, annualized total returns for the Money Market Select Fund as of June 30, 2001 were 6.11%, 5.68%, 5.17% and 6.02%, respectively, for the one, five, ten and since inception (9/1/87) periods. Returns are not available for the Government Select Fund, because it did not commence operations until December 1, 2001.

       A Fund also may use "aggregate" total return figures for various periods, which represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

       In reports or other communications to shareholders or in advertising material, a Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." A Fund also may compare its performance with various indices prepared by independent services such as Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

       Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments.

       Listings for the Fund may be found in newspapers under the heading "Amer Select".

                         DESCRIPTION OF THE SELECT TRUST

       The Select Trust, organized on August 18, 1999, is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Select Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Select Trust and provides for indemnification and reimbursement of expenses out of Select Trust property for any shareholder held personally liable for the obligations of the Select Trust. The Declaration of Trust also provides that the Select Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Select Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Select Trust itself was unable to meet its obligations. The Select Trust has not engaged in any other business.

                                OTHER INFORMATION

       Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Money Market Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio's rating and quality requirements.

       Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

       Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

       Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

       Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

       Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

       Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Portfolios maintain with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

       Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

       Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

       Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

       Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

       Securities loans will be made in accordance with the following conditions: (1) a Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) a Portfolio must be able to terminate the loan after notice, at any time; (4) a Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

       The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

       Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

           Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

           Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

       (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

       (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

       (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

       (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

       Ratings of Long-Term Obligations-The Portfolios utilize ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

       The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

       The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

       Fitch's two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       Standard & Poor's and Fitch apply indicators, such as "+," "-," or no character, to indicate relative standing within the major rating categories.

       Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

       Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

       Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

       Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager presents a minimum risk of bankruptcy during the term of the agreement. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

       In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

       Reverse Repurchase Agreements-Each Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

       Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

       The AMR Trust Board and Manager will carefully monitor a Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

       U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

       U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

       Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

       U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

       Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

       Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

       (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

       (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

       Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

       When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS

       The American Select Cash Reserve Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000, as audited by Ernst & Young, LLP, is supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. The American Select Cash Reserve Fund's Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2001 is supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. The American Select Cash Reserve Fund has been renamed the American AAdvantage Money Market Select Fund.

                        AMERICAN AADVANTAGE SELECT FUNDS

                            PART C. OTHER INFORMATION

Item 23.          Exhibits

         (a)(i)   Declaration of Trust - (i)

           (ii)   Amendment to Declaration of Trust - filed herewith

         (b)(i)   Bylaws - (i)

           (ii)   Amendment to Bylaws - filed herewith

         (c)      Voting trust agreement - none

         (d)(i) Management Agreement between American Select Funds and AMR Investment Services, Inc., dated December 31, 1999 - (i)

           (ii)   Amendment to the Management Agreement dated November 30, 2001
                  - filed herewith

         (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (i)

         (f)      Bonus, profit sharing or pension plans - none

         (g)(i) Custodian Agreement between the American Select Funds and State Street Bank and Trust Company, dated December 31, 1999 - (i)

           (ii) Amendment to the Custodian Agreement dated November 30, 2001 - filed herewith

         (h)(i) Transfer Agency and Service Agreement between the American Select Funds and State Street Bank and Trust Company, dated December 31, 1999 - (i)

           (ii) Amendment to the Transfer Agency and Service Agreement dated November 30, 2001 - filed herewith

         (i)      Opinion and consent of counsel - filed herewith

         (j)      Consent of Independent Auditors - (iv)

         (k)      Financial statements omitted from prospectus - none

         (l)      Letter of investment intent - (i)

         (m)      Plan pursuant to Rule 12b-1 - none

         (n)      Plan Pursuant to Rule 18f-3 - none

         (p)(i) Codes of Ethics of Registrant, American AAdvantage Funds, American AAdvantage Mileage Funds and AMR Investment Services Trust - (ii)

           (ii)   Code of Ethics of AMR Investment Services, Inc. - (ii)

         Other: Powers of Attorney for Trustees (Alan D. Feld, Ben J. Fortson, Stephen D. O'Sullivan, and Kneeland Youngblood) - (i)

                  Powers of Attorney for Trustees (R. Gerald Turner and Dee J. Kelly, Jr.) - (iii)


----------
(i) Incorporated by reference to the Registration Statement of the Trust on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 1999.

(ii) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on July 7, 2000.

(iii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 2001.

(iv) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A, as filed with the Securities and Exchange Commission on September 14, 2001.

Item 24.          Persons Controlled by or under Common Control with Registrant

         None.

Item 25.          Indemnification

         Article XI, Section 2 of the Declaration of Trust of the American AAdvantage Select Funds provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

             (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

             (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that:

             (i) such Covered Person shall have provided appropriate security for such undertaking;

             (ii) the Trust is insured against losses arising out of any such advance payments; or

             (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.          Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.          Principal Underwriter

         (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205, is the principal underwriter for the American AAdvantage Select Funds, the American AAdvantage Funds and the American AAdvantage Mileage Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                               Positions & Offices         Position
Name                            with Underwriter           with Registrant
----                           -------------------         ---------------
Kerry Rigdon                   President and CEO           None
Brian White                    Vice President              None
Kenneth Shade                  Vice President              None
Ray Huie                       Vice President              None

         The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28.          Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows.

31a-1(b)(1) - Journals - in the physical possession of the Trust's custodian 31a-1(b)(2)(I), (ii) & (iii) - in the physical possession of the Trust's custodian
31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent
31a-1(b)(4) - in the physical possession of the Trust's Manager
31a-1(b)(5) - in the physical possession of the Trust's investment advisers 31a-1(b)(6) - in the physical possession of the Trust's Manager, investment advisers and custodian
31a-1(b)(7) - in the physical possession of the Trust's custodian 31a-1(b)(8) - in the physical possession of the Trust's custodian 31a-1(b)(9) - in the physical possession of the Trust's investment advisers 31a-1(b)(10) - in the physical possession of the Trust's Manager 31a-1(b)(11) - in the physical possession of the Trust's Manager 31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29.          Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.          Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders when available, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions in under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on November 30, 2001. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                     AMERICAN AADVANTAGE SELECT FUNDS

                                     By:      /s/ William F. Quinn
                                          --------------------------------------
                                              William F. Quinn
                                              President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title             Date
---------                                   -----             ----
/s/ William F. Quinn                        President and     November 30, 2001
------------------------------------        Trustee
William F. Quinn

Alan D. Feld*                               Trustee           November 30, 2001
------------------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee           November 30, 2001
------------------------------------
Ben J. Fortson

Dee J. Kelly, Jr.*                          Trustee           November 30, 2001
------------------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*                      Trustee           November 30, 2001
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee           November 30, 2001
------------------------------------
R. Gerald Turner

Kneeland Youngblood *                       Trustee           November 30, 2001
------------------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         --------------------------------------------
         William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on November 30, 2001. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                        AMR INVESTMENT SERVICES TRUST

                                        By:  /s/ William F. Quinn
                                             ------------------------------
                                                 William F. Quinn
                                                 President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement for the American AAdvantage Select Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title             Date
---------                                   -----             ----
/s/ William F. Quinn                        President and     November 30, 2001
------------------------------------        Trustee
William F. Quinn

Alan D. Feld*                               Trustee           November 30, 2001
------------------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee           November 30, 2001
------------------------------------
Ben J. Fortson

Dee J. Kelly, Jr.*                          Trustee           November 30, 2001
------------------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*                      Trustee           November 30, 2001
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee           November 30, 2001
------------------------------------
R. Gerald Turner

Kneeland Youngblood *                       Trustee           November 30, 2001
------------------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         --------------------------------------------
         William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS

         EXHIBIT
         NUMBER                  DESCRIPTION
         -------                 -----------
         (a)(i)   Declaration of Trust - (i)

           (ii)   Amendment to Declaration of Trust - filed herewith

         (b)(i)   Bylaws - (i)

           (ii)   Amendment to Bylaws - filed herewith

         (c)      Voting trust agreement - none

         (d)(i)   Management Agreement between American Select Funds and AMR
                  Investment Services, Inc., dated December 31, 1999 - (i)

           (ii)   Amendment to the Management Agreement dated November 30, 2001
                  - filed herewith

         (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select
                  Funds and SWS Financial Services, Inc., dated December 31,
                  1999 - (i)

         (f)      Bonus, profit sharing or pension plans - none

         (g)(i)   Custodian Agreement between the American Select Funds and
                  State Street Bank and Trust Company, dated December 31,
                  1999 - (i)

           (ii)   Amendment to the Custodian Agreement dated November 30,
                  2001 - filed herewith

         (h)(i)   Transfer Agency and Service Agreement between the American
                  Select Funds and State Street Bank and Trust Company, dated
                  December 31, 1999 - (i)

           (ii)   Amendment to the Transfer Agency and Service Agreement dated
                  November 30, 2001 - filed herewith

         (i)      Opinion and consent of counsel - filed herewith

         (j)      Consent of Independent Auditors - (iv)

         (k)      Financial statements omitted from prospectus - none

         (l)      Letter of investment intent - (i)

         (m)      Plan pursuant to Rule 12b-1 - none

         (n)      Plan Pursuant to Rule 18f-3 - none

         (p)(i)   Codes of Ethics of Registrant, American AAdvantage Funds,
                  American AAdvantage Mileage Funds and AMR Investment Services
                  Trust - (ii)

           (ii)   Code of Ethics of AMR Investment Services, Inc. - (ii)

         Other:   Powers of Attorney for Trustees (Alan D. Feld, Ben J. Fortson,
                  Stephen D. O'Sullivan, and Kneeland Youngblood) - (i)

                  Powers of Attorney for Trustees (R. Gerald Turner and Dee J.
                  Kelly, Jr.) - (iii)


----------
(i) Incorporated by reference to the Registration Statement of the Trust on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 1999.

(ii) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on July 7, 2000.

(iii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 2001.

(iv) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A, as filed with the Securities and Exchange Commission on September 14, 2001.


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